Additional Information on the Nature of Comprehensive Loss Components (Tables)	12 Months Ended
Dec. 31, 2024
Additional Information on the Nature of Comprehensive Loss Components [Abstract]
Schedule of Additional Information on the Nature of Comprehensive Loss Components
Year Ended December 31,	2024	2023	2022
Expenses for employee benefits
Operating and maintenance costs	$888,079	$737,354	$444,400
Professional fees	136,081	187,913	307,534
Salaries	858,479	840,650	833,717
Share based compensation	1,748,506	1,620,777	3,296,238
	$3,631,145	$3,386,694	$4,881,889
Net financial expenses
Interest on loans	$38,413	$228,374	$238,204
Interest from promissory note receivable	(24,000)	(66,000)	-
Interest on lease liabilities and mortgage payable	24,707	92,860	58,014
Accretion on PPA liability	-	(213,100)	-
	$39,120	$42,134	$296,218